BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current
Cash	$ 134,125	$ 217,504
GST receivables	220	15,091
Prepaid expenses	5,002	8,736
Total current assets	139,347	241,331
Deposits	123,634	116,172
Office equipment, net (Note 3)		1,361
Oil and gas property interests (Note 5)	8,195,885	7,901,703
Total assets	8,458,866	8,260,567
Current
Accounts payable (Note7)	19,459	30,987
Accrued liabilities	14,970	26,183
Derivative liability (Note 4)	2,342,989	484,777
Total current liabilities	2,377,418	541,947
Asset retirement obligations (Note 6)	138,129	127,688
Total liabilities	2,515,547	669,635
Commitments and contingencies (Note 12)
Stockholders' equity
Preferred stock, no par value, unlimited shares authorized and unissued
Common stock, no par value, unlimited shares authorized; 74,643,710 shares issued and outstanding at December 31, 2012 (2011 - 69,412,043)
Additional paid-in capital	21,069,422	21,028,596
Accumulated deficit	(2,748,790)	(2,748,790)
Deficit accumulated during the exploration stage	(13,116,796)	(11,260,006)
Foreign currency translation adjustments	739,483	571,132
Total stockholders' equity	5,943,319	7,590,932
Total Liabilities and Stockholders' Equity	$ 8,458,866	$ 8,260,567